Guarantee (Details)			1 Months Ended
	Apr. 12, 2021 USD ($)	Apr. 12, 2021 CNY (¥)	May 31, 2021 USD ($)	May 31, 2021 CNY (¥)	Oct. 28, 2013 USD ($)	Oct. 28, 2013 CNY (¥)
Insurance [Abstract]
Bank borrowing	$ 427,363	¥ 2,800,000	$ 518,941	¥ 3,400,000	$ 885,253	¥ 5,800,000